Leases - Balance Sheet Classification of Right-of-Use Assets and Lease Liabilities (Detail) $ in Thousands	Sep. 28, 2019 USD ($)
Assets:
Operating lease assets	$ 680,178
Finance lease assets	4,226
Total leased assets	684,404
Current
Operating	38,510
Finance	536
Noncurrent
Operating	715,796
Finance	3,766
Total lease liabilities	$ 758,608